CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 77,696	$ 650,902
Advances receivable	63,895	50,581
Total Current Assets	141,591	701,483
Non-Current Assets
Property, plant and equipment	781,172	20,292
Exploration and evaluation assets	28,752,093	28,344,681
Intangible assets	1	1
Total Non-Current Assets	29,533,266	28,364,974
Total Assets	29,674,857	29,066,457
Current Liabilities
Accounts payable	336,256	300,283
Accrued liabilities	270,237	9,971
Due to related parties	950,464	260,524
Employee retention allowance	180,519	171,867
Lease obligation - current portion	204,248	0
Loan	27,274	40,041
Current Liabilities	1,968,998	782,686
Common share purchase warrants	31,888	1,539
Lease obligation - long-term portion	386,935	0
Total Liabilities	2,387,821	784,225
Shareholders' Equity
Share capital	79,841,286	79,376,206
Reserves	8,411,647	8,221,178
Deficit	(60,965,897)	(59,315,152)
Total Shareholders' Equity	27,287,036	28,282,232
Total Liabilities and Shareholders' Equity	$ 29,674,857	$ 29,066,457